CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
CAPITAL STOCK
CAPITAL STOCK
Authorized
The Company is authorized to issue an unlimited number of common shares without par value.
Class “A” preferred shares, issuable in series, rank in priority to the common shares with respect to dividends and return of capital on dissolution. The Board of Directors is authorized to fix, before issuance, the designation, rights, privileges, restrictions and conditions attached to the shares of each series. No Class A preferred shares have been issued.
Common Shares
The Company’s common shares outstanding as of December 31, 2017 and 2016, were 58,799,910 and 59,060,335, respectively.
Dividends
Cash dividends paid are as follows for each of the years in the three-year period ended December 31, 2017:

Declared Date	Paid date	Per common share amount	Shareholder record date	Common shares issued and outstanding	Aggregate payment (1)
March 9, 2015	March 31, 2015	$0.12	March 19, 2015	60,355,638	$7,303
May 11, 2015	June 30, 2015	$0.12	June 15, 2015	59,621,238	$7,154
August 12, 2015	September 30, 2015	$0.13	September 15, 2015	59,502,185	$7,706
November 11, 2015	December 31, 2015	$0.13	December 15, 2015	58,667,535	$7,532
March 9, 2016	March 31, 2016	$0.13	March 21, 2016	58,522,835	$7,509
May 9, 2016	June 30, 2016	$0.13	June 15, 2016	58,602,835	$7,574
August 10, 2016	September 30, 2016	$0.14	September 15, 2016	58,621,585	$8,235
November 10, 2016	December 30, 2016	$0.14	December 15, 2016	59,060,335	$8,047
March 8, 2017	March 31, 2017	$0.14	March 21, 2017	59,110,335	$8,316
May 8, 2017	June 30, 2017	$0.14	June 15, 2017	59,169,710	$8,365
August 10, 2017	September 29, 2017	$0.14	September 15, 2017	59,036,310	$8,150
November 10, 2017	December 29, 2017	$0.14	December 15, 2017	58,799,910	$8,368

(1)	Aggregate dividend payment amounts presented in the table above are adjusted for the impact of foreign exchange rates on cash payments to shareholders.

Share Repurchases
On July 17, 2017, the Company renewed the NCIB under which it is permitted to repurchase for cancellation up to 4,000,000 common shares of the Company at prevailing market prices during the twelve-month period ending July 16, 2018. As of December 31, 2017, and March 7, 2018, 3,512,700 shares remained available for repurchase under the NCIB.

The Company's two previous NCIBs, which each allowed repurchases for cancellation up to 4,000,000 common shares, expired on July 13, 2017 and July 9, 2016, respectively.
Information regarding share repurchases is presented in the table below as of:

	December 31, 2017	December 31, 2016
Common shares repurchased	487,300	147,200
Average price per common share including commissions	CDN$ 18.88	CDN$ 15.77
Carrying value of the common shares repurchased	$2,898	$862
Share repurchase premium (1)	$4,553	$835
Total purchase price including commissions	$7,451	$1,697

(1)
The excess of the purchase price paid over the carrying value of the common shares repurchased is recorded in deficit in the consolidated balance sheet and in the statement of consolidated changes in equity.

Stock options
Stock options to acquire the Company’s common shares may be granted to the Company’s executives, directors and key employees under the Company's Executive Stock Option Plan. The total number of common shares reserved for issuance under this plan is equal to 10% of the Company’s issued and outstanding common shares from time to time. Stock options are equity-settled and expire no later than ten years after the date of the grant and can be used only to purchase stock and may not be redeemed for cash. Stock options granted to key employees and executives will vest and may be exercisable as to one-third on each of the first, second and third anniversaries of the date of grant. Stock options granted to directors who are not officers of the Company will vest and may be exercisable 25% on the grant date, with another 25% vesting and exercisable on each of the first three anniversaries of the date of grant.
All stock options are granted at a price determined and approved by the Board of Directors, which cannot be less than the closing price of the common shares on the TSX for the day immediately preceding the effective date of the grant.
The changes in number of stock options outstanding were as follows for each of the years in the three-year period ended December 31, 2017:

	2017		2016		2015
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	CDN$		CDN$		CDN$
Balance, beginning of year	11.38	1,061,250	8.78	1,617,500	7.01	2,360,000
Granted	—	—	—	—	—	—
Exercised	8.00	(226,875)	3.56	(540,000)	2.79	(712,500)
Forfeited	—	—	12.35	(16,250)	12.30	(30,000)
Balance, end of year	12.29	834,375	11.38	1,061,250	8.78	1,617,500

The following table summarizes information about stock options outstanding and exercisable for each of the years in the three-year period ended December 31, 2017:

	Options outstanding			Options exercisable
	Number	Weighted average contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
Range of exercise prices			CDN$		CDN$
December 31, 2017
$12.04 to $12.14	453,750	2.92	12.05	443,125	12.05
$12.55 to $14.34	380,625	3.88	12.58	278,125	12.60
	834,375	3.36	12.29	721,250	12.26

December 31, 2016
$1.55 to $1.80	90,000	0.47	1.73	90,000	1.73
$12.04 to $14.34	971,250	4.53	12.27	602,500	12.20
	1,061,250	4.18	11.38	692,500	10.84

December 31, 2015
$1.55 to $2.19	536,250	4.00	1.65	536,250	1.65
$12.04 to $14.34	1,081,250	5.35	12.31	414,375	12.25
	1,617,500	4.90	8.78	950,625	6.27

Performance Share Units

Grants of PSUs to employees of the Company are on a discretionary basis and subject to the Board of Directors’ approval. The purpose of a PSU plan is to tie a portion of the value of the compensation of participants to the future value of the Company's common shares. A PSU is a right that has a value equal to the VWAP of the Company's common shares, as published by the TSX, for the five consecutive trading days immediately preceding a date specified in the grant terms. The final number of PSUs that vest will range from 0% to 150% of the initial number awarded based on the Company's total shareholder return ("TSR") over the three years compared to a specified peer group of companies. Dividend equivalents on PSU grants are paid in cash at the end of the vesting period. The PSUs are earned over a three-year period with vesting at the third anniversary of the grant date unless vesting is accelerated based on retirement eligibility, death or disability.

The following table summarizes information about PSUs for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
PSUs granted	358,386	422,733	363,600
Weighted average fair value per PSU granted	$16.15	$13.85	$13.64
PSUs forfeited/cancelled	7,952	28,696	18,060
PSUs added by performance factor (1)	69,600	—	—
PSUs settled	208,800	—	—
Weighted average fair value per PSU settled	$18.49	—	—
Cash payment on settlement	$4,174	—	—

(1)
On June 15, 2017, the Board of Directors approved the settlement of PSUs granted in 2014, which had been earned and vested. The number of PSUs earned was 150% of the grant amount based on the TSR ranking versus a specified peer group of companies as of June 11, 2017.

The weighted average fair value of PSUs granted was estimated based on a Monte Carlo simulation model, taking into account the following weighted average assumptions for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
Expected life	3 years	3 years	3 years
Expected volatility (1)	34%	36%	35%
Risk-free interest rate	1.57%	1.09%	1.07%
Performance period starting price (2)	CDN$ 22.26	CDN$ 18.89	CDN$ 17.86
Stock price as of estimation date	CDN$ 21.94	CDN$ 18.90	CDN$ 17.53
Expected dividends (3)	CDN$ 0.00	CDN$ 0.00	CDN$ 0.00

(1)	Expected volatility was calculated based on the daily dividend adjusted closing price change on the TSX for a term commensurate with the expected life of the grant.

(2)	The performance period starting price is measured as the VWAP for the common shares of the Company on the TSX on the grant dates.

(3)	A participant will receive a cash payment from the Company upon PSU settlement that is equivalent to the number of settled PSUs multiplied by the amount of cash dividends per share declared by the Company between the date of grant and the settlement date. As such, there is no impact from expected future dividends in the Monte Carlo simulation model.

The following table summarizes information about PSUs outstanding as of:

	December 31, 2017	December 31, 2016
PSUs outstanding	1,103,311	892,077
Weighted average fair value per PSU outstanding	$14.14	$13.41

Based on the Company’s TSR ranking as of December 31, 2017, the number of PSUs earned if all of the outstanding awards were to be settled at December 31, 2017, would be as follows:

Grant Date	Performance
March 13, 2015	100%
May 14, 2015	100%
May 20, 2015	100%
March 21, 2016	100%
December 20, 2016	—%
March 20, 2017	—%

Deferred Share Unit Plan

DSUs are granted to non-executive directors as a result of a grant and/or in lieu of cash for semi-annual directors’ fees and must be retained until the director leaves the Company’s Board of Directors. The purpose of the DSU plan is to tie a portion of the value of the compensation of non-executive directors to the future value of the Company's common shares. A DSU is a right that has a value equal to the VWAP of the Company's common shares as published by the TSX, for the five consecutive trading days immediately preceding a date specified in the grant terms.

The following table summarizes information about DSUs for the three-year period ended December 31, 2017:

	2017	2016	2015
DSUs granted	48,179	52,665	46,142
Weighted average fair value per DSU granted	$17.79	$16.76	$15.09

Shares issued upon DSU settlement:
DSUs settled	—	—	16,460
Less: shares withheld for required minimum tax withholding	—	—	(10,063)
Shares issued	—	—	6,397

The following table summarizes information about DSUs outstanding as of:

	December 31, 2017	December 31, 2016
DSUs outstanding	167,427	119,248
Weighted average fair value per DSU outstanding	$16.91	$15.04

Stock Appreciation Rights

SAR awards are for directors, executives and other designated employees of the Company. A SAR is a right to receive a cash payment equal to the difference between the base price of the SAR and the market value of a common share of the Company on the TSX on the date of exercise. SARs can be settled only in cash and expire no later than ten years after the date of the grant. All SARs are granted at a price determined and approved by the Board of Directors, which is the closing price of the common shares of the Company on the TSX on the trading day immediately preceding the day on which a SAR is granted. The base price for all SARs issued and outstanding for all periods presented is CDN$7.56. SARs granted to employees and executives will vest and may be exercisable 25% per year over four years. SARs granted to directors who are not officers of the Company will vest and may be exercisable 25% on the grant date, and a further 25% will vest and may be exercisable per year over three years.

The following table summarizes information regarding SARs activity for three-year period ended December 31, 2017:

	2017	2016	2015
SARs exercised	13,250	422,202	52,500
Cash payments on exercise, including awards exercised but not yet paid	$155	$4,017	$462
SARs forfeited	—	—	10,000

The following table summarizes information regarding SARs outstanding as of:

	December 31, 2017	December 31, 2016
SARs outstanding	147,500	160,750
Weighted average fair value per SARs outstanding	$10.85	$12.37
Aggregate intrinsic value of outstanding vested awards	$1,634	$2,110

Summary of Share-based Compensation Expense and Share-based Compensation Liabilities

The following table summarizes share-based compensation expense (benefit) recorded in earnings in selling, general and administrative expense ("SG&A") for three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Stock options	167	427	931
PSUs	2,903	4,369	1,858
DSUs	512	884	676
SARs	(291)	2,521	(216)
	3,291	8,201	3,249
The following table summarizes share-based liabilities recorded in the consolidated balance sheets for the years ended:

	December 31, 2017	December 31, 2016
Share-based compensation liabilities, current	$	$
PSUs(1)	5,709	211
DSUs(2)	2,956	—
SARs	1,600	1,989
	10,265	2,200

Share-based compensation liabilities, non-current
PSUs (1)	4,984	296
	4,984	296

(1)     Includes dividend equivalents accrued on PSUs.
(2)     Includes effect of DSUs received in lieu of cash for directors' fees not yet granted.
Change in Contributed Surplus
The activity for the three-year period ended December 31, 2017 in the consolidated changes in equity under the caption contributed surplus is detailed as follows:

	2017	2016	2015
	$	$	$
Change in excess tax benefit on exercised share-based awards	(597)	(2,693)	(2,088)
Change in excess tax benefit on outstanding share-based awards	(3,135)	4,302	(1,502)
Share-based compensation expense credited to capital on options exercised	(495)	(595)	(746)
Share-based compensation expense
Stock options	167	427	931
DSUs	(1,935)	885	665
PSUs	(6,060)	3,961	1,763
	(7,828)	5,273	3,359
DSU settlement, net of required minimum tax withholding	—	—	(218)
Change in contributed surplus	(12,055)	6,287	(1,195)